SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Balance	$ 645,095
Purchase price adjustments from Action Business Combination
Balance	645,095
Production Services [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance	459,710
Purchase price adjustments from Action Business Combination
Balance	459,710
Drilling and Evaluation Services [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance	185,385
Purchase price adjustments from Action Business Combination
Balance	$ 185,385